Share Capital (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Total Share-based payments	$ 366	$ 301	$ 161
Directors and officers [Member]
Disclosure of classes of share capital [line items]
Total Share-based payments	351	245	153
Employees [Member]
Disclosure of classes of share capital [line items]
Total Share-based payments	15	2	8
Consultants [Member]
Disclosure of classes of share capital [line items]
Total Share-based payments		$ 54